WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 59.5%
Angola - 0.6%
Angolan Government International Bond, Senior Notes	9.500%	11/12/25	200,000		$223,304	(a)

Argentina - 1.9%
Argentina Bonar Bonds (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.000%)	53.336%	4/3/22	450,000	ARS	2,090	(b)(c)
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	70.941%	6/21/20	6,680,000	ARS	29,011	(b)(c)
Argentine Republic Government International Bond, Senior Notes	8.280%	12/31/33	378,550		188,602
Autonomous City of Buenos Aires Argentina, Senior Notes	7.500%	6/1/27	370,000		292,859	(a)
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	190,000		67,450	(a)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	160,000		61,600	(a)
Provincia de Cordoba, Senior Notes	7.450%	9/1/24	150,000		96,976	(a)

Total Argentina					738,588

Armenia - 1.4%
Republic of Armenia International Bond, Senior Notes	3.950%	9/26/29	540,000		534,786	(a)

Bahrain - 1.9%
Bahrain Government International Bond, Senior Notes	6.750%	9/20/29	200,000		227,660	(d)
Bahrain Government International Bond, Senior Notes	7.500%	9/20/47	440,000		518,742	(a)

Total Bahrain					746,402

Brazil - 1.7%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	1,720,000	BRL	464,715
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	200,000		213,150

Total Brazil					677,865

Colombia - 1.3%
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	240,000		294,584
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	200,000		237,087

Total Colombia					531,671

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund 2019 Quarterly Report	1

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Costa Rica - 1.2%
Costa Rica Government International Bond, Senior Notes	6.125%	2/19/31	200,000	$202,600	(a)
Costa Rica Government International Bond, Senior Notes	7.000%	4/4/44	260,000	260,243	(a)

Total Costa Rica				462,843

Dominican Republic - 1.2%
Dominican Republic International Bond, Senior Notes	7.500%	5/6/21	133,333	139,167	(d)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	300,000	329,230	(a)

Total Dominican Republic				468,397

Ecuador - 1.1%
Ecuador Government International Bond, Senior Notes	8.875%	10/23/27	330,000	263,290	(a)
Ecuador Government International Bond, Senior Notes	7.875%	1/23/28	200,000	156,569	(a)

Total Ecuador				419,859

Egypt - 1.4%
Egypt Government International Bond, Senior Notes	7.500%	1/31/27	200,000	218,685	(a)
Egypt Government International Bond, Senior Notes	8.500%	1/31/47	300,000	318,375	(a)

Total Egypt				537,060

El Salvador - 0.6%
El Salvador Government International Bond, Senior Notes	6.375%	1/18/27	100,000	104,285	(a)
El Salvador Government International Bond, Senior Notes	7.125%	1/20/50	150,000	152,645	(a)

Total El Salvador				256,930

Ethiopia - 0.5%
Ethiopia International Bond, Senior Notes	6.625%	12/11/24	200,000	210,269	(d)

Ghana - 1.2%
Ghana Government International Bond, Senior Notes	7.625%	5/16/29	200,000	198,802	(a)
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	210,000	263,117	(a)

Total Ghana				461,919

See Notes to Schedule of Investments.

2	Western Asset Emerging Markets Debt Fund 2019 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Indonesia - 5.5%
Indonesia Government International Bond, Senior Notes	4.625%	4/15/43	780,000		$870,207	(d)
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	570,000		654,779	(a)
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	970,000,000	IDR	70,204
Indonesia Treasury Bond, Senior Notes	8.375%	9/15/26	509,000,000	IDR	39,086
Indonesia Treasury Bond, Senior Notes	8.375%	3/15/34	7,330,000,000	IDR	560,037

Total Indonesia					2,194,313

Ivory Coast - 0.5%
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	210,000		206,224	(a)

Jamaica - 1.3%
Jamaica Government International Bond, Senior Notes	6.750%	4/28/28	200,000		235,320
Jamaica Government International Bond, Senior Notes	7.875%	7/28/45	210,000		275,212

Total Jamaica					510,532

Jordan - 0.7%
Jordan Government International Bond, Senior Notes	7.375%	10/10/47	265,000		275,626	(a)

Kazakhstan - 1.5%
Kazakhstan Government International Bond, Senior Notes	3.875%	10/14/24	540,000		577,848	(d)

Kenya - 0.5%
Kenya Government International Bond, Senior Notes	8.000%	5/22/32	200,000		211,296	(a)

Kuwait - 0.7%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	260,000		279,106	(a)

Mexico - 2.6%
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	280,000		306,162
Mexico Government International Bond, Senior Notes	4.600%	1/23/46	687,000		736,076

Total Mexico					1,042,238

Nigeria - 1.1%
Nigeria Government International Bond, Senior Notes	7.625%	11/21/25	200,000		218,146	(a)
Nigeria Government International Bond, Senior Notes	7.625%	11/28/47	250,000		236,556	(a)

Total Nigeria					454,702

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund 2019 Quarterly Report	3

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oman - 2.5%
Oman Government International Bond, Senior Notes	5.625%	1/17/28	365,000	$366,226	(a)
Oman Government International Bond, Senior Notes	6.000%	8/1/29	250,000	251,927	(a)
Oman Government International Bond, Senior Notes	6.750%	1/17/48	400,000	380,524	(d)

Total Oman				998,677

Panama - 1.3%
Panama Government International Bond, Senior Notes	6.700%	1/26/36	211,000	297,446
Panama Government International Bond, Senior Notes	3.870%	7/23/60	200,000	212,800

Total Panama				510,246

Paraguay - 0.6%
Paraguay Government International Bond, Senior Notes	5.400%	3/30/50	200,000	224,487	(a)

Peru - 1.4%
Peruvian Government International Bond, Senior Notes	8.750%	11/21/33	290,000	477,876
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	60,000	87,746

Total Peru				565,622

Philippines - 2.1%
Philippine Government International Bond, Senior Notes	3.950%	1/20/40	440,000	506,099
Philippine Government International Bond, Senior Notes	3.700%	2/2/42	275,000	310,973

Total Philippines				817,072

Qatar - 3.2%
Qatar Government International Bond, Senior Notes	5.103%	4/23/48	220,000	282,096	(a)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	600,000	742,983	(a)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	200,000	247,661	(d)

Total Qatar				1,272,740

Romania - 0.3%
Romanian Government International Bond, Senior Notes	5.125%	6/15/48	110,000	125,977	(d)

See Notes to Schedule of Investments.

4	Western Asset Emerging Markets Debt Fund 2019 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Russia - 4.2%
Russian Federal Bond - OFZ	7.600%	7/20/22	42,280,000	RUB	$688,384
Russian Federal Bond - OFZ	7.050%	1/19/28	13,938,000	RUB	227,614
Russian Foreign Bond - Eurobond, Senior Notes	5.625%	4/4/42	400,000		507,484	(a)
Russian Foreign Bond - Eurobond, Senior Notes	5.625%	4/4/42	200,000		253,742	(d)

Total Russia					1,677,224

Saudi Arabia - 1.1%
Saudi Government International Bond, Senior Notes	4.625%	10/4/47	400,000		451,718	(d)

Senegal - 0.6%
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	250,000		257,109	(a)

South Africa - 1.6%
Republic of South Africa Government International Bond, Senior Notes	5.375%	7/24/44	350,000		330,496
Republic of South Africa Government International Bond, Senior Notes	5.750%	9/30/49	300,000		287,200

Total South Africa					617,696

Sri Lanka - 1.1%
Sri Lanka Government International Bond, Senior Notes	6.125%	6/3/25	200,000		189,402	(d)
Sri Lanka Government International Bond, Senior Notes	6.825%	7/18/26	260,000		249,985	(a)

Total Sri Lanka					439,387

Turkey - 3.0%
Turkey Government International Bond, Senior Notes	5.750%	3/22/24	200,000		203,470
Turkey Government International Bond, Senior Notes	6.350%	8/10/24	200,000		207,665
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	600,000		552,447
Turkey Government International Bond, Senior Notes	5.750%	5/11/47	280,000		240,196

Total Turkey					1,203,778

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund 2019 Quarterly Report	5

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Ukraine - 2.3%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/21	190,000	$199,137	(d)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	710,000	724,436	(a)

Total Ukraine				923,573

United Arab Emirates - 1.3%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	260,000	302,675	(a)
Abu Dhabi Government International Bond, Senior Notes	3.125%	9/30/49	200,000	195,291	(a)

Total United Arab Emirates				497,966

Uruguay - 1.1%
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	155,000	185,602
Uruguay Government International Bond, Senior Notes	4.975%	4/20/55	200,000	235,787

Total Uruguay				421,389

Venezuela - 0.4%
Venezuela Government International Bond, Senior Notes	9.250%	9/15/27	1,285,000	150,988	*(e)

Vietnam - 1.0%
Vietnam Government International Bond, Senior Notes	4.800%	11/19/24	380,000	414,705	(a)

TOTAL SOVEREIGN BONDS (Cost - $23,851,407)				23,592,132

CORPORATE BONDS & NOTES - 41.2%
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.6%
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	200,000	213,624	(a)

Media - 1.4%
Cable Onda SA, Senior Notes	4.500%	1/30/30	200,000	204,400	(a)
Prosus NV, Senior Notes	5.500%	7/21/25	320,000	356,957	(a)

Total Media				561,357

Wireless Telecommunication Services - 0.5%
Millicom International Cellular SA, Senior Notes	5.125%	1/15/28	200,000	204,820	(d)

TOTAL COMMUNICATION SERVICES				979,801

CONSUMER DISCRETIONARY - 0.7%
Hotels, Restaurants & Leisure - 0.7%
Gohl Capital Ltd., Senior Notes	4.250%	1/24/27	250,000	261,236	(d)

See Notes to Schedule of Investments.

6	Western Asset Emerging Markets Debt Fund 2019 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
ENERGY - 13.2%
Oil, Gas & Consumable Fuels - 13.2%
Abu Dhabi Crude Oil Pipeline LLC, Senior Secured Notes	4.600%	11/2/47	200,000		$229,145	(a)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	240,000		275,624
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	210,000		246,903	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	200,000		253,751	(a)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	260,000		273,162	(a)
Pertamina Persero PT, Senior Notes	6.450%	5/30/44	340,000		433,493	(a)
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	637,000		687,377
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	400,000		445,934
Petroleos de Venezuela SA, Senior Notes	9.000%	11/17/21	760,000		60,800	*(d)(e)
Petroleos de Venezuela SA, Senior Notes	6.000%	5/16/24	780,000		60,450	*(d)(e)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	300,000		325,004	(a)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	558,000		561,312
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	400,000		353,974
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	290,000		311,895	(a)
Sinopec Group Overseas Development 2017 Ltd., Senior Notes	4.000%	9/13/47	420,000		465,270	(d)
Transportadora de Gas Internacional SA ESP, Senior Notes	5.550%	11/1/28	200,000		229,570	(a)
YPF SA, Senior Notes	16.500%	5/9/22	7,000,00	ARS	30,591	(a)(b)
YPF SA, Senior Notes	16.500%	5/9/22	1,180,000	ARS	7,914	(b)(d)

TOTAL ENERGY					5,252,169

FINANCIALS - 9.4%
Banks - 8.3%
ABQ Finance Ltd., Senior Notes	3.500%	2/22/22	200,000		202,902	(d)
Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes	4.875%	4/21/25	150,000		157,937	(a)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/6/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	260,000		274,326	(a)(c)(f)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	200,000		197,505	(a)(c)
Export-Import Bank of China, Senior Notes	3.625%	7/31/24	470,000		498,149	(d)

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund 2019 Quarterly Report	7

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Itau Unibanco Holding SA, Junior Subordinated Notes (6.125% to 12/12/22 then 5 year Treasury Constant Maturity Rate + 3.981%)	6.125%	12/12/22	400,000	$410,600	(a)(c)(f)
Russian Agricultural Bank OJSC Via RSHB Capital SA, Subordinated Notes	8.500%	10/16/23	640,000	719,616	(d)
TC Ziraat Bankasi AS, Senior Notes	4.750%	4/29/21	400,000	400,702	(a)
TC Ziraat Bankasi AS, Senior Notes	5.125%	5/3/22	200,000	198,550	(a)
United Overseas Bank Ltd., Subordinated
Notes (3.750% to 4/15/24 then 5 year Treasury Constant Maturity Rate + 1.500%)	3.750%	4/15/29	200,000	207,214	(a)(c)

Total Banks				3,267,501

Diversified Financial Services - 1.1%
Banco Nacional de Comercio Exterior SNC, Senior Notes	4.375%	10/14/25	230,000	243,608	(a)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	200,000	209,498	(a)

Total Diversified Financial Services				453,106

TOTAL FINANCIALS				3,720,607

INDUSTRIALS - 3.2%
Industrial Conglomerates - 0.7%
Sinochem Overseas Capital Co. Ltd., Senior Notes	4.500%	11/12/20	290,000	295,497	(d)

Road & Rail - 0.6%
Empresa de Transporte de Pasajeros Metro SA, Senior Notes	5.000%	1/25/47	210,000	239,071	(a)

Transportation Infrastructure - 1.9%
DP World PLC, Senior Notes	5.625%	9/25/48	200,000	231,280	(a)
Mersin Uluslararasi Liman Isletmeciligi AS, Senior Notes	5.375%	11/15/24	500,000	511,671	(a)

Total Transportation Infrastructure				742,951

TOTAL INDUSTRIALS				1,277,519

MATERIALS - 4.5%
Chemicals - 2.4%
CNAC HK Finbridge Co. Ltd., Senior Notes	4.125%	7/19/27	470,000	495,457	(d)
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	200,000	213,292	(d)
OCP SA, Senior Notes	4.500%	10/22/25	230,000	244,258	(a)

Total Chemicals				953,007

See Notes to Schedule of Investments.

8	Western Asset Emerging Markets Debt Fund 2019 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - 1.5%
Indonesia Asahan Aluminum Persero PT, Senior Notes	6.757%	11/15/48	350,000		$443,973	(d)
Southern Copper Corp., Senior Notes	6.750%	4/16/40	90,000		117,630
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	43,000		54,059

Total Metals & Mining					615,662

Paper & Forest Products - 0.6%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	200,000		222,070

TOTAL MATERIALS					1,790,739

REAL ESTATE - 1.0%
Real Estate Management & Development - 1.0%
China Aoyuan Group Ltd., Senior Secured Notes	6.350%	1/11/20	200,000		200,375	(d)
Country Garden Holdings Co. Ltd., Senior Secured Notes	7.250%	4/4/21	200,000		200,798	(d)

TOTAL REAL ESTATE					401,173

UTILITIES - 6.7%
Electric Utilities - 5.7%
Abu Dhabi National Energy Co. PJSC, Senior Notes	4.875%	4/23/30	220,000		250,888	(a)
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	400,000		427,566	(a)
Enel Chile SA, Senior Notes	4.875%	6/12/28	270,000		297,581
Kallpa Generacion SA, Senior Notes	4.125%	8/16/27	200,000		203,320	(a)
Pampa Energia SA, Senior Notes	7.500%	1/24/27	230,000		176,691	(a)
Perusahaan Listrik Negara PT, Senior Notes	4.125%	5/15/27	300,000		315,104	(a)
Perusahaan Listrik Negara PT, Senior Notes	1.875%	11/5/31	200,000	EUR	219,183	(a)
Perusahaan Listrik Negara PT, Senior Notes	4.875%	7/17/49	360,000		384,234	(a)

Total Electric Utilities					2,274,567

Independent Power and Renewable Electricity Producers - 1.0%
Three Gorges Finance Ltd., Senior Notes	3.150%	6/2/26	370,000		380,973	(a)

TOTAL UTILITIES					2,655,540

TOTAL CORPORATE BONDS & NOTES (Cost - $16,117,788)					16,338,784

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.1%
Argentina - 0.1%
Bonos de la Nacion Argentina con Ajuste por CER, Bonds (Cost - $114,052)	4.000%	3/6/20	3,065,649	ARS	13,202	(b)

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund 2019 Quarterly Report	9

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†		VALUE
PURCHASED OPTIONS - 0.0%
OTC PURCHASED OPTIONS - 0.0%
U.S. Dollar/Brazilian Real, Put @ 3.95BRL	Barclays Bank PLC	2/4/20	850,000	850,000		$1,294
U.S. Dollar/Brazilian Real, Put @ 3.90BRL	Barclays Bank PLC	4/23/20	425,000	425,000		1,628
U.S. Dollar/Indian Rupee, Put @ 68.50INR	Barclays Bank PLC	1/13/20	725,000	725,000		53
U.S. Dollar/Indian Rupee, Put @ 71.00INR	Barclays Bank PLC	1/17/20	420,000	420,000		939
U.S. Dollar/Indonesian Rupiah, Put @ 14,000.00IDR	JPMorgan Chase & Co.	1/14/20	700,000	700,000		1,347

TOTAL PURCHASED OPTIONS (Cost - $34,659)						5,261

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $40,117,906)						39,949,379

		RATE	MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 0.9%
SOVEREIGN BONDS - 0.8%
Argentina - 0.1%
Argentina Treasury Bills		40.816%	7/29/20	4,150,00	ARS	44,392	(b)(g)

Egypt - 0.7%
Egypt Treasury Bills		13.916%	5/26/20	4,400,000	EGP	256,194	(g)

TOTAL SOVEREIGN BONDS (Cost - $406,149)						300,586

				SHARES
MONEY MARKET FUNDS - 0.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $51,396)		1.531%		51,396		51,396	(h)

TOTAL SHORT-TERM INVESTMENTS (Cost - $457,545)						351,982

TOTAL INVESTMENTS - 101.7% (Cost - $40,575,451)						40,301,361
Liabilities in Excess of Other Assets - (1.7)%						(672,439)

TOTAL NET ASSETS - 100.0%						$39,628,922

See Notes to Schedule of Investments.

10	Western Asset Emerging Markets Debt Fund 2019 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	The coupon payment on these securities is currently in default as of November 30, 2019.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	Rate shown represents yield-to-maturity.

(h)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At November 30, 2019, the total market value of investments in Affiliated Companies was $51,396 and the cost was $51,396 (Note 2).

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
CER	— Coeficente de Establilzacion de Referencia
EGP	— Egyptian Pound
EUR	— Euro
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JSC	— Joint Stock Company
OJSC	— Open Joint Stock Company
PJSC	— Private Joint Stock Company
RUB	— Russian Ruble

SCHEDULE OF WRITTEN OPTIONS
OTC WRITTEN OPTIONS
SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Dollar/Brazilian Real, Call	Barclays Bank PLC	2/4/20	4.15	BRL	850,000	850,000	$ (27,664)
U.S. Dollar/Brazilian Real, Call	Barclays Bank PLC	4/23/20	4.40	BRL	425,000	425,000	(7,920)
U.S. Dollar/Brazilian Real, Put	Barclays Bank PLC	2/4/20	3.80	BRL	850,000	850,000	(253)

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund 2019 Quarterly Report	11

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SCHEDULE OF WRITTEN OPTIONS (cont’d)
SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Dollar/Indian Rupee, Call	Barclays Bank PLC	1/13/20	71.70	INR	725,000	725,000	$(7,124)
U.S. Dollar/Indian Rupee, Call	Barclays Bank PLC	1/17/20	74.00	INR	420,000	420,000	(616)
U.S. Dollar/Indonesian Rupiah, Call	JPMorgan Chase & Co.	1/14/20	15,000.00	IDR	700,000	700,000	(132)

Total OTC Written Options (Premiums received - $35,306)							$(43,709)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviations used in this schedule:

BRL	— Brazilian Real
IDR	— Indonesian Rupiah
INR	— Indian Rupee

At November 30, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	522,519	RUB	34,045,000	Bank of America N.A.	1/15/20	$(3,164)
INR	15,088,000	USD	211,287	Barclays Bank PLC	1/15/20	(1,865)
INR	17,426,000	USD	244,198	Barclays Bank PLC	1/15/20	(2,325)
INR	17,974,000	USD	250,282	Barclays Bank PLC	1/15/20	(803)
USD	880,918	INR	63,389,946	Barclays Bank PLC	1/15/20	1,064
IDR	4,162,064,000	USD	294,910	JPMorgan Chase & Co.	1/15/20	(1,217)
USD	349,280	BRL	1,466,000	JPMorgan Chase & Co.	1/15/20	4,198
USD	508,682	BRL	2,097,042	JPMorgan Chase & Co.	1/15/20	15,059
USD	610,914	IDR	8,789,223,696	JPMorgan Chase & Co.	1/15/20	(9,292)
USD	1,024,903	SAR	3,844,000	Bank of America N.A.	2/13/20	(41)

Total						$1,614

Abbreviations used in this table:

BRL	— Brazilian Real
IDR	— Indonesian Rupiah
INR	— Indian Rupee
RUB	— Russian Ruble
SAR	— Saudi Arabian Riyal
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

12	Western Asset Emerging Markets Debt Fund 2019 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Emerging Markets Debt Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

13

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

14

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFIACANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$23,592,132	—	$23,592,132
Corporate Bonds & Notes	—	16,338,784	—	16,338,784
Non-U.S. Treasury Inflation Protected Securities	—	13,202	—	13,202
Purchased Options	—	5,261	—	5,261

Total Long-Term Investments	—	39,949,379	—	39,949,379

Short-Term Investments†:
Sovereign Bonds	—	300,586	—	300,586
Money Market Funds	—	51,396	—	51,396

Total Short-Term Investments	—	351,982	—	351,982

Total Investments	—	$40,301,361	—	$40,301,361

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$20,321	—	$20,321

Total	—	$40,321,682	—	$40,321,682

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	—	$43,709	—	$43,709
Forward Foreign Currency Contracts	—	18,707	—	18,707

Total	—	$62,416	—	$62,416

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund and Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund, both managed by Western Asset Management Company, LLC, the Fund’s subadviser. Cash Management Portfolio was available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While

15

Notes to Schedule of Investments (unaudited) (continued)

Cash Management Portfolio was not a registered money market fund, it conducted all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended November 30, 2019. The following transactions were effected in shares of such companies for the period ended November 30, 2019.

	Affiliate Value at February 28, 2019					Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2019
		Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio, LLC	$801,711	$11,399,950	11,399,950	$12,201,661	12,201,661	—	$10,418	—	—
Western Asset Premier Institutional Government Reserves, Premium Shares	—	365,616	365,616	314,220	314,220	—	71	—	$51,396

	$801,711	$11,765,566		$12,515,881		—	$10,489	—	$51,396

16